Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Contributions to Defined Contribution Plans and Multiemployer Defined Benefit Pension Plans
Contributions to the Company's defined contribution plans and multiemployer plans are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Defined contribution plans	17	15	14
Multiemployer pension plan	6	6	6

Schedule of Company's Pension and Post Retirement Benefit Plans
Summarized information on the Company's pension and postretirement benefit plans is as follows:

	Pension Benefits		Postretirement Benefits
	As of December 31,		As of December 31,
	2012	2011	2012	2011
	As Adjusted (Note 2)
	(In $ millions)
Change in Projected Benefit Obligation
Projected benefit obligation as of beginning of period	3,761	3,533	281	282
Service cost	28	28	1	1
Interest cost	170	182	11	13
Participant contributions	—	—	22	21
Plan amendments	—	(3)	4	—
Net actuarial (gain) loss(1)	466	274	12	13
Settlements	—	(1)	—	—
Benefits paid	(242)	(236)	(46)	(53)
Federal subsidy on Medicare Part D	—	—	6	4
Curtailments	—	(1)	—	—
Exchange rate changes	16	(15)	1	—
Projected benefit obligation as of end of period	4,199	3,761	292	281
Change in Plan Assets
Fair value of plan assets as of beginning of period	2,562	2,460	—	—
Actual return on plan assets	294	169	—	—
Employer contributions	270	181	24	32
Participant contributions	—	—	22	21
Settlements	—	—	—	—
Benefits paid(4)	(242)	(236)	(46)	(53)
Exchange rate changes	12	(12)	—	—
Fair value of plan assets as of end of period	2,896	2,562	—	—
Funded status as of end of period	(1,303)	(1,199)	(292)	(281)
Amounts Recognized in the Consolidated Balance Sheets Consist of:
Noncurrent Other assets	26	27	—	—
Current Other liabilities	(23)	(22)	(24)	(25)
Benefit obligations	(1,306)	(1,204)	(268)	(256)
Net amount recognized	(1,303)	(1,199)	(292)	(281)
Amounts Recognized in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss(2)	9	(1)	—	—
Prior service (benefit) cost(3)	6	7	4	1
Net amount recognized	15	6	4	1
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(1)	Primarily relates to change in discount rates.

(2)	Relates to the pension plans of the Company's equity method investments.

(3)	Amount shown net of an income tax benefit of $4 million and $3 million as of December 31, 2012 and 2011, respectively, in the consolidated statements of equity (Note 16).

(4)	Includes benefit payments to nonqualified pension plans of $22 million and $22 million as of December 31, 2012 and 2011, respectively.

Schedule of Percentage of US and International Projected Benefit Obligation
The percentage of US and international projected benefit obligation at the end of the period is as follows:

	Pension Benefits		Postretirement Benefits
	As of December 31,		As of December 31,
	2012	2011	2012	2011
	(In percentages)
US plans	84	86	88	88
International plans	16	14	12	12
Total	100	100	100	100

Schedule of Percentage of US and International Fair Value of Plan Assets
The percentage of US and international fair value of plan assets at the end of the period is as follows:

	Pension Benefits
	As of December 31,
	2012	2011
	(In percentages)
US plans	83	82
International plans	17	18
Total	100	100

Schedule of Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Pension plans with projected benefit obligations in excess of plan assets are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Projected benefit obligation	3,986	3,540
Fair value of plan assets	2,657	2,314

Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Included in the above table are pension plans with accumulated benefit obligations in excess of plan assets as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Accumulated benefit obligation	3,881	3,468
Fair value of plan assets	2,654	2,300

Schedule of Accumulated Benefit Obligation for All Defined Benefit Pension Plans	The accumulated benefit obligation for all defined benefit pension plans is as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Accumulated benefit obligation	4,096	3,697

Schedule of Net Periodic Benefit Costs
The components of net periodic benefit costs are as follows:

	Pension Benefits			Postretirement Benefits
	Year Ended December 31,			Year Ended December 31,
	2012	2011	2010	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions)
Service cost	28	28	30	1	1	1
Interest cost	170	182	188	11	13	15
Expected return on plan assets	(204)	(195)	(176)	—	—	—
Amortization of prior service cost	2	1	1	1	—	—
Recognized actuarial (gain) loss	377	293	74	12	13	10
Curtailment (gain) loss	—	—	—	—	—	—
Settlement (gain) loss	—	—	—	—	—	—
Special termination benefits	—	—	—	—	—	—
Total	373	309	117	25	27	26

Schedule of Amortization of Accumulated Other Comprehensive Income (Loss), Net Into Net Periodic Benefit Cost
Amortization of Accumulated other comprehensive income (loss), net into net periodic benefit cost in 2013 is expected to be as follows:

	Pension Benefits	Postretirement Benefits
	(In $ millions)
Prior service cost	1	—

Schedule of Nonqualified Pension Plans Funded with Nonqualified Trusts
The Company maintains nonqualified pension plans funded with nonqualified trusts for certain US employees as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Nonqualified Trust Assets
Marketable securities, at fair value	53	64
Noncurrent Other assets, consisting of insurance contracts	66	69
Nonqualified Pension Obligations
Current Other liabilities	22	21
Benefit obligations	264	248

Schedule of Expense Related to Nonqualified Pension Plans Included in Net Periodic Benefit Cost, Excluding Returns on Assets
Expense relating to the nonqualified pension plans included in net periodic benefit cost, excluding returns on the assets held by the nonqualified trusts, is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Total	17	18	18

Schedule of Principle Weighted-average Assumptions Used to Determine Benefit Obligations and Benefit Cost
The principal weighted average assumptions used to determine benefit obligation are as follows:

	Pension Benefits		Postretirement Benefits
	As of December 31,		As of December 31,
	2012	2011	2012	2011
	(In percentages)
Discount Rate Obligations
US plans	3.80	4.60	3.40	4.30
International plans	3.55	4.70	3.82	4.10
Combined	3.77	4.61	3.45	4.28
Rate of Compensation Increase
US plans	4.00	4.00
International plans	2.85	2.63
Combined	3.81	3.58
The principal weighted average assumptions used to determine benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	Year Ended December 31,			Year Ended December 31,
	2012	2011	2010	2012	2011	2010
	(In percentages)
Discount Rate Obligations
US plans	4.60	5.30	5.90	4.30	4.90	5.50
International plans	4.70	5.05	5.41	4.04	4.95	5.49
Combined	4.61	5.26	5.83	4.27	4.91	5.50
Expected Return on Plan Assets
US plans	8.50	8.50	8.50
International plans	6.00	6.00	6.07
Combined	8.06	8.06	8.06
Rate of Compensation Increase
US plans	4.00	4.00	4.00
International plans	2.88	2.66	2.94
Combined	3.84	3.58	3.84

Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost Trend
The impact of a one percentage point change in the assumed health care cost trend is as follows:

	Trend Rate Change
	Decreases 1%	Increases 1%
	(In $ millions)
Postretirement obligations	5	6
Service and interest cost	—	—

Schedule of Weighted-average Target Asset Allocations
The weighted average target asset allocations for the Company's pension plans in 2013 are as follows:

	US Plans	International Plans
	(In percentages)
Bonds - domestic to plans	53	81
Equities - domestic to plans	26	13
Equities - international to plans	20	3
Other	1	3
Total	100	100

Schedule of Fair Values of Pension Plan Assets
The fair values of pension plan assets are as follows:

	Fair Value Measurement
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Total
	As of December 31,
	2012	2011	2012	2011	2012	2011
	(In $ millions)
Assets
Cash and cash equivalents	15	14	—	—	15	14
Common/collective trusts
Loans	—	—	55	—	55	—
Equities	—	—	176	153	176	153
Derivatives
Swaps	—	—	10	10	10	10
Other	—	—	1	—	1	—
Equity securities
US companies	359	327	—	—	359	327
International companies	450	358	—	—	450	358
Fixed income
Collateralized mortgage obligations	—	—	2	6	2	6
Corporate debt	—	1	822	761	822	762
Treasuries, other debt	102	36	349	375	451	411
Mortgage backed securities	—	—	31	44	31	44
Registered investment companies	—	—	278	282	278	282
Securities lending collateral	10	63	—	—	10	63
Short-term investments	—	—	229	186	229	186
Insurance contracts	—	—	31	29	31	29
Other	22	7	8	10	30	17
Total assets	958	806	1,992	1,856	2,950	2,662
Liabilities
Derivatives
Swaps	—	—	10	10	10	10
Other	—	—	—	1	—	1
Obligations under securities lending	10	63	—	—	10	63
Total liabilities	10	63	10	11	20	74
Total net assets (1)	948	743	1,982	1,845	2,930	2,588
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(1)
Total net assets excludes non-financial plan receivables and payables of $29 million and $63 million, respectively, as of December 31, 2012 and $38 million and $64 million, respectively, as of December 31, 2011. Non-financial items include due to/from broker, interest receivables and accrued expenses.

Schedule of Level 3 Fair Value Measurement of Pension Assets Using Significant Unobservable Inputs
Level 3 fair value measurements using significant unobservable inputs are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
As of the beginning of the year	—	26
Unrealized gain (loss)	—	3
Purchases, sales, issuances and settlements, net	—	(29)
As of the end of the year	—	—

Schedule of Pension Benefits Expected to be Paid from the Plans or From the Company's Assets
The table below reflects pension benefits expected to be paid from the plans or from the Company's assets. The postretirement benefits represent the Company's share of the benefit cost.

		Postretirement Benefit
	Pension Benefit Payments(1)	Payments	Expected Federal Subsidy
	(In $ millions)
2013	237	54	6
2014	236	55	6
2015	236	56	6
2016	237	55	2
2017	241	54	2
2018-2021	1,250	260	6
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(1)	Payments are expected to be made primarily from plan assets.

Schedule of Other Obligations	Additional benefit obligations are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Long-term disability	22	26
Other	6	6